Finance Expense, Net (Tables)	12 Months Ended
Dec. 31, 2023
Finance Expense, Net
Schedule of finance (expense) income, net

	2023		2022		2021
Interest expense (1)	Ps.	(7,654,334)	Ps.	(9,455,578)	Ps.	(9,105,998)
Other finance expense, net (2)		(134,847)		(110,739)		(1,183,180)
Foreign exchange loss, net (4)		(216,056)		(1,790,956)		(2,188,861)
Finance expense		(8,005,237)		(11,357,273)		(12,478,039)
Interest income (3)		3,307,454		2,151,109		560,026
Finance income		3,307,454		2,151,109		560,026
Finance expense, net	Ps.	(4,697,783)	Ps.	(9,206,164)	Ps.	(11,918,013)

(1)

Interest expense for the years ended December 31, 2023, 2022 and 2021 included: (i) interest related to lease liabilities that were recognized beginning on January 1, 2019, in accordance with the guidelines of IFRS 16 Leases, in the aggregate amount of Ps.448,600, Ps.450,454 and Ps.431,419, respectively; (ii) interest related to satellite transponder lease agreement and other lease agreement that were recognized in the aggregate amount of Ps.202,864, Ps.257,938 and Ps.275,371, respectively; (iii) interest related to dismantling obligations incurred primarily in connection with the Group’s Cable segment networks, in the aggregate amount of Ps.61,762, Ps.123,209 and Ps.48,624, respectively; and (iv) amortization of finance costs in the aggregate amount of Ps.74,556, Ps.292,189 and Ps.179,212, respectively; and finance (income) or expense related to repurchase and prepayment of long-term debt in the aggregate amount of Ps.(423,204) and Ps.490,430, for the years ended December 31, 2023 and 2022, respectively (see Notes 2 and 14).

(2)	Other finance income or expense, net, included fair value gain or loss from derivative financial instruments (see Note 15).
(3)	This line item included primarily interest income from cash equivalents.
(4)	Foreign exchange gain or loss, net, for the years ended December 31, 2023, 2022 and 2021 included a foreign exchange gain or loss that resulted primarily from the appreciation or depreciation of the Mexican peso against the U.S. dollar on the Group’s U.S. dollar-denominated monetary asset or liability position, excluding designated hedging long-term debt of the Group’s investments in TelevisaUnivision and Open-Ended Fund (see Notes 2(e), 4 and 14). The exchange rate of the Mexican peso against the U.S. dollar was of Ps.16.9325, Ps.19.4760 and Ps.20.5031, as of December 31, 2023, 2022 and 2021, respectively.